Segment Information - Schedule of Geographical Segment Analysis (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of geographical areas [line items]
Revenue	₨ 868,630	$ 11,876	₨ 835,446	₨ 909,012
India [member]
Disclosure of geographical areas [line items]
Revenue	536,212	7,331	542,256	591,599
China [member]
Disclosure of geographical areas [line items]
Revenue	52,213	714	26,942	37,868
UAE [member]
Disclosure of geographical areas [line items]
Revenue	6,984	95	8,201	10,150
Malaysia [member]
Disclosure of geographical areas [line items]
Revenue	71,092	972	76,479	48,657
Others [member]
Disclosure of geographical areas [line items]
Revenue	₨ 202,129	$ 2,764	₨ 181,568	₨ 220,738